Net Loss Per Share - Narrative (Details) $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 08, 2023 USD ($) denominator shares	Feb. 07, 2023 shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings Per Share [Abstract]
Recapitalization exchange ratio	4.3747
Conversion ratio	1
In-kind payment of preferred dividend | $	$ 241,529		$ 241,529	$ 241,529
Dividends, Denominator | denominator	10
Common stock dividends (in shares)	24,152,942
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)				45,154,631	147,330,749	149,491,092
Redeemable convertible preferred stock (if converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Aggregate purchase of stock (in shares)		129,148,393		0	129,148,393	129,148,393